Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period						July 2020
Distribution Date						08/17/20
Transaction Month						36
30/360 Days						30
Actual/360 Days						33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		July 7, 2017
Closing Date:		August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$ 1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$ 979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$ 209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$ 210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$ 139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$ 275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$ 73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$ 17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$ 29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$ 954,780,000.00	93.393%

Overcollateralization		$ 24,487,514.55	2.395%
YSOA		$ 43,059,066.23	4.212%
Total Original Pool Balance		$ 1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$ -	-	$ -	-	$ -
Class A-2-A Notes		$ -	-	$ -	-	$ -
Class A-2-B Notes		$ -	-	$ -	-	$ -
Class A-3 Notes		$ 58,971,028.39	0.2144401	$ 44,508,027.14	0.1618474	$ 14,463,001.25
Class A-4 Notes		$ 73,780,000.00	1.0000000	$ 73,780,000.00	1.0000000	$ -
Class B Notes		$ 17,620,000.00	1.0000000	$ 17,620,000.00	1.0000000	$ -
Class C Notes		$ 29,380,000.00	1.0000000	$ 29,380,000.00	1.0000000	$ -
Total Securities		$ 179,751,028.39	0.1882643	$ 165,288,027.14	0.1731163	$ 14,463,001.25

Weighted Avg. Coupon (WAC)		3.32%		3.33%
Weighted Avg. Remaining Maturity (WARM)		25.60		24.73
Pool Receivables Balance		$ 219,247,494.63		$ 204,251,506.54
Remaining Number of Receivables		26,935		26,110

Adjusted Pool Balance		$ 213,046,123.88		$ 198,583,122.63

III. COLLECTIONS

Principal:
Principal Collections						$ 14,796,452.69
Repurchased Contract Proceeds Related to Principal						$ -
Recoveries/Liquidation Proceeds						$ 185,033.16
Total Principal Collections						$ 14,981,485.85

Interest:
Interest Collections						$ 644,923.92
Late Fees & Other Charges						$ 26,632.73
Interest on Repurchase Principal						$ -
Total Interest Collections						$ 671,556.65

Collection Account Interest						$ 516.71
Reserve Account Interest						$ 92.87
Servicer Advances						$ -

Total Collections						$ 15,653,652.08

2017B Report	1 of 4	8/24/20205:34 PM

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period					July 2020
Distribution Date					08/17/20
Transaction Month					36
30/360 Days					30
Actual/360 Days					33

IV. DISTRIBUTIONS

Total Collections					$ 15,653,652.08
Reserve Account Release					$ -
Reserve Account Draw					$ -
Total Available for Distribution					$ 15,653,652.08
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$ 182,706.25	$ -	$ 182,706.25	182,706.25
Collection Account Interest					$ 516.71
Late Fees & Other Charges					$ 26,632.73
Total due to Servicer					$ 209,855.69

2. Class A Noteholders Interest:
Class A-1 Notes		$ -		$ -
Class A-2-A Notes		$ -		$ -
Class A-2-B Notes		$ -		$ -
Class A-3 Notes		$ 86,982.27		$ 86,982.27
Class A-4 Notes		$ 120,507.33		$ 120,507.33

Total Class A interest:		$ 207,489.60		$ 207,489.60	207,489.60

3. First Priority Principal Distribution:		$ -		$ -	0.00

4. Class B Noteholders Interest:		$ 32,743.83		$ 32,743.83	32,743.83

5. Second Priority Principal Distribution:		$ -		$ -	0.00

6. Class C Noteholders Interest:		$ 59,739.33		$ 59,739.33	59,739.33

Available Funds Remaining:					$ 15,143,823.63

7. Regular Principal Distribution Amount:					14,463,001.25

		Distributable Amount		Paid Amount
Class A-1 Notes				$ -
Class A-2-A Notes				$ -
Class A-2-B Notes				$ -
Class A-3 Notes				$ 14,463,001.25
Class A-4 Notes				$ -
Class A Notes Total:		$ 14,463,001.25		$ 14,463,001.25
Class B Notes Total:		$ -		$ -
Class C Notes Total:		$ -		$ -
Total Noteholders Principal		$ 14,463,001.25		$ 14,463,001.25

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					680,822.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$ 6,201,370.75
Beginning Period Amount					$ 6,201,370.75
Current Period Amortization					$ 532,986.84
Ending Period Required Amount					$ 5,668,383.91
Ending Period Amount					$ 5,668,383.91
Next Distribution Date Required Amount					$ 5,162,510.38

2017B Report	2 of 4	8/24/20205:34 PM

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period					July 2020
Distribution Date					08/17/20
Transaction Month					36
30/360 Days					30
Actual/360 Days					33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$ 2,448,168.79
Beginning Period Amount					$ 2,448,168.79
Current Period Release to Collection Account					$ -
Current Period Deposit					$ -
Current Period Release to Depositor					$ -
Ending Period Required Amount (0.25% of APB of cut-off date)					$ 2,448,168.79
Ending Period Amount					$ 2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%
			Beginning	Ending	Target
Overcollateralization Amount			$33,295,095.49	$ 33,295,095.49	$ 33,295,095.49
Overcollateralization as a % of Original Adjusted Pool			3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool			15.63%	16.77%	16.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.93%	25,830	98.53%	$ 201,239,924.40
30 - 60 Days		0.88%	230	1.20%	$ 2,459,646.46
61 - 90 Days		0.16%	43	0.23%	$ 473,669.59
91-120 Days		0.02%	6	0.04%	$ 71,665.35
121 + Days		0.00%	1	0.00%	$ 6,600.74
Total			26,110		$ 204,251,506.54

Delinquent Receivables 30+ Days Past Due
Current Period		1.07%	280	1.47%	$ 3,011,582.14
1st Preceding Collection Period		1.09%	293	1.42%	$ 3,113,645.39
2nd Preceding Collection Period		1.14%	317	1.52%	$ 3,546,238.02
3rd Preceding Collection Period		1.22%	348	1.50%	$ 3,731,177.77
Four-Month Average		1.13%		1.48%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.27%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			17		$ 240,278.06
Repossession Inventory			69		$ 800,202.32

Current Charge-Offs
Gross Principal of Charge-Offs					$ 199,535.40
Recoveries					$ (185,033.16)
Net Loss					$ 14,502.24

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.08%

Average Pool Balance for Current Period					$ 211,749,500.59

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.08%
1st Preceding Collection Period					0.40%
2nd Preceding Collection Period					0.78%
3rd Preceding Collection Period					0.92%
Four-Month Average					0.55%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			19	1,804	$ 24,051,327.09
Recoveries			21	1,540	$ (13,543,092.81)
Net Loss					$ 10,508,234.28

2017B Report	3 of 4	8/24/20205:34 PM

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period			July 2020
Distribution Date			08/17/20
Transaction Month			36
30/360 Days			30
Actual/360 Days			33

Cumulative Net Loss as a % of Initial Pool Balance			1.03%

Net Loss for Receivables that have experienced a Net Loss *	16	1,301	$ 10,572,527.18
Average Net Loss for Receivables that have experienced a Net Loss			$ 8,126.46

Principal Balance of Extensions			$ 965,353.42
Number of Extensions			84

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

2017B Report	4 of 4	8/24/20205:34 PM